MADISON FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele:  608.274.0300; Fax:  608.663.9010

August 6, 2013

BY EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:	Madison Funds (“Trust”) Form N-14 Registration Statement
(SEC File No. 333-189843)

Ladies and Gentlemen:

Filed herewith via EDGAR is Pre-Effective Amendment No. 1 to the Trust’s Form N-14 Registration Statement (combined information statement/prospectus) relating to the proposed reorganization of the Disciplined Equity Fund, a series of the Trust, with and into the Investors Fund, another series of the Trust.   The purpose of this filing is to respond to comments received from the staff on the initial filing of the Registration Statement.  What follows are the staff’s comments, followed by the Trust’s comments thereto.  Capitalized terms not otherwise defined shall have the meanings set forth in the Registration Statement.

In connection herewith, the Trust understands that:  (1) it is responsible for the adequacy and accuracy of the disclosure in its filings, (2) the staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission (the “SEC”) from taking any action with respect to the filings, and (3) it may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Accounting Comments

1.	Comment: As part of the Trust’s response letter (i.e., correspondence), provide accounting survivor analysis for the proposed Reorganization.

Response:  Attached hereto as Appendix A is the accounting survivor analysis for the Reorganization.

2.	Comment: In the information statement/prospectus, provide disclosure as to why the two funds are merging.

Response:  Disclosure to this effect is found on page 8 of the information statement/prospectus, under the heading “E.  Key Information About the Reorganization—Reasons for the Reorganization.”  In addition, a summary of these reasons has been added to the section entitled “A.  Overview.”

3.
Comment:  On the first page of the information statement/prospectus after the shareholder letter, in the fifth paragraph, add disclosure regarding (i) the percentage of the DE Fund’s assets that have been sold in anticipation of the Reorganization; (ii) the amount of capital gains or losses that shareholders of the DE Fund incurred as a result (on a per share basis); and (iii) the brokerage costs associated with any such sales. With regard to (i), if the repositioning of the DE Fund’s portfolio was not material, state this fact.  For this purpose, “material” means 5% or less of the net assets of the DE Fund.

Response:  This disclosure has been added.

4.
Comment:  On page 1 of the information statement/prospectus, under the heading “B.  Comparison Fee Table and Example; Portfolio Turnover,” (i) add disclosure to footnote 2 that had the Reorganization taken place as of 4/30/13, the pro forma management fee and total net annual fund operating expenses (after waivers/reimbursements) for the Investors Fund would have been lower as a result of the breakpoint management fee; and (ii) add disclosure to footnotes 3 and 4 to state that the fee waivers are contractual and that waived fees are not subject to recoupment (to be consistent with disclosure provided in the Trust’s Form N-1A Registration Statement).

Response:  This disclosure has been added.

5.
Comment:  Under the heading “E.  Key Information About the Reorganization—Reasons for the Reorganization,” add disclosure regarding (i) the percentage of the DE Fund’s assets that have been sold in anticipation of the Reorganization; and (ii) the amount of capital gains or losses that shareholders of the DE Fund incurred as a result (on a per share basis).  Also, with regard to the brokerage costs disclosed in the first paragraph of this section, as we discussed, indicate supplementally that Madison reimbursed the DE Fund for these expenses.

Response:  The disclosure requested in (i) above has been added to the section noted; however, the disclosure requested in (ii) above has been added to the section entitled “E.  Key Information About the Reorganization—Federal Income Tax Consequences.”  In addition, as we discussed, we hereby supplementally disclose that Madison has reimbursed the DE Fund for the expenses noted.

6.	Comment: In Part B of the information statement/prospectus, Section I, incorporate by reference the Trust’s most recent semi-annual report for the six month period ended April 30, 2013.

Response:  Done.

7.
Comment:  In Part B of the information statement/prospectus, Section II, footnote 4, add disclosure regarding (i) the percentage of the DE Fund’s assets that have been sold in anticipation of the Reorganization; and (ii) the amount of capital gains or losses that shareholders of the DE Fund incurred as a result (on a per share basis).

Response:  This disclosure has been added.

Legal Comments

1. Comment: On the cover page of the information statement/prospectus, at the top of the page, please provide the address for the registrant and the fund being acquired.

Response:    Done.

2.
Comment:  On page 1 of the information statement/prospectus, under the heading “B. Comparison Fee Table and Example; Portfolio Turnover,” with regard to the footnotes relating to fee waivers, disclose who can terminate the fee waiver agreements and under what circumstances.  Also, if the Board of Trustees can terminate such agreements, confirm that there is no intention to terminate in the next year.

Response: Disclosure to this effect has been added.

3. Comment: Under the heading “E. Key Information about the Reorganization – Reasons for the Reorganization,” move the second paragraph of that section to the first paragraph position.

Response:  Done.

4.   Comment:  Under the heading “E. Key Information about the Reorganization – Purchase and Redemption Procedures – Redemption Information,” change the word “accepted” in the first sentence of that section to “received.”

Response:  Done.

*  *  *  *

If you have any questions or comments regarding this filing, please call the undersigned at the telephone number listed above.

Respectfully submitted,

/s/ Pamela M. Krill

Pamela M. Krill
General Counsel and Chief Legal Officer

Cc:           Kieran Brown (SEC)

Appendix A

Accounting Survivor

Factors.  As a general rule of thumb, the accounting survivor of a Reorganization (the “Survivor”), and the Fund whose performance history will survive, is the Fund that the surviving Fund looks most like.  When making this determination, the following factors are typically weighed:

1.	Portfolio Management. Who will manage the Survivor: the DE Fund adviser/portfolio manager or the Investors Fund adviser/portfolio manager?

2.	Portfolio Composition. What will the portfolio composition of the Survivor look like: will it be comparable to the DE Fund or the Investors Fund?

3.	Investment Objectives, Strategies, Restrictions. What will the Survivor’s investment objective, strategies and restrictions be: will these most resemble the DE Fund or the Investors Fund?

4.	Expense Structures and Expense Ratios. What will the expense structure of the Survivor look like: will it be comparable to the DE Fund or the Investors Fund?

5.	Asset Size. Which of the DE Fund and the Investors Fund has the larger AUM?

6.	Age of Fund. Which of the DE Fund and the Investors Fund began operations first?

7.
Fund Governance.  What will the governance structure of the Survivor look like:  will the DE Fund’s board of trustees and corporate charter govern the Survivor, or will the Investors Fund’s board/corporate charter govern?

Analysis.  Below is an analysis of the foregoing factors as they relate to the proposed Reorganization involving the acquisition of the DE Fund by the Investors Fund.

1.
Portfolio Management: The investment adviser will not change (Madison Asset Management, LLC will continue to serve as the investment adviser).  The portfolio managers for the DE Fund are Jay Sekelsky and Marian Quade; for the Investors Fund, the portfolio managers are Jay Sekelsky and Matt Hayner.  The surviving fund will be managed by Jay Sekelsky and Matt Hayner, which weighs in favor of the Investors Fund as the Survivor.

2.
Portfolio Composition:  Since April 22, 2013, the portfolio composition of the two Funds has been identical.  At that time, the DE Fund’s portfolio was repositioned to mimic the Investors Fund portfolio, which is the portfolio that the surviving fund will continue to have.  This factor weighs in favor of the Investors Fund as the Survivor.

3.
Investment Objective, Etc.:  Both the DE Fund and the Investors Fund have the same investment objective and fundamental/non-fundamental investment policies.  However, the surviving fund will be managed using the principal investment strategies of the Investors Fund, which weighs in favor of the Investors Fund as the Survivor.

4.
Expense Structure:  The expense structure of the DE Fund is as follows:  0.75% advisory fee and 0.35% service fee (0.02% for Class R6), with a 0.15% fee waiver on the service fee until 5/1/14, for a net overall expense ratio of 0.95%.  The expense structure of the Investors Fund is as follows:  0.75% advisory fee on the first $100 million of assets, and 0.60% on net assets in excess of $100 million; the service fee is 0.35%; and there is a 0.10% fee waiver on the advisory fee and a 0.05% fee waiver on the service fee until 5/1/14, for a net overall expense ratio of 0.95%.  The expense structures of the two Funds are virtually identical, except that the Investors Fund has a breakpoint advisory fee schedule and the two Funds have different fee waivers.  Because the two Funds have the same overall expense ratio, this factor is neutral.

5.
Asset Size:  As of 3-31-13, the DE Fund had approximately $192 million in assets, while the Investors Fund had approximately $41 million in assets; therefore, this factor weighs in favor of the DE Fund as the Survivor.

6.
Age of Fund:  The DE Fund incepted in 4-93 (this Fund started in 1993 as the Worldwide Growth Portfolio, then became the Worldwide Growth Fund, then became the Foresight Fund and finally, became the Disciplined Equity Fund on 5-1-08), while the Investors Fund incepted in 7-83 (this Fund started as the Select Growth Portfolio in 1983, then became the Investors Fund in 5-97, and subsequently merged with the Bascom Hill Fund in 6-97, with the Bascom Hill Fund as the accounting survivor, but the Investors Fund as the legal survivor).  This factor weighs in favor of the Investors Fund as the Survivor.

7.	Fund Governance: The DE Fund and the Investors Fund have the same board of trustees and charter; therefore, this factor is neutral.

Conclusion:  The Survivor will be the Investors Fund.